SUBSEQUENT EVENTS (Details) $ in Thousands				2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2021 building	Jan. 07, 2021 ft² apartmentUnit building investment	Dec. 31, 2020 USD ($) property	Aug. 16, 2021 USD ($)	Mar. 31, 2021 USD ($) property	Jun. 30, 2021 USD ($) apartmentUnit property	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property
Subsequent Event [Line Items]
Number of properties disposed | property			516			469		516
Proceeds from disposition of properties						$ 304,370	$ 157,198	$ 263,797	$ 1,399,953	$ 64,180
CMBS
Subsequent Event [Line Items]
Net investments in debt securities			$ 76,600			$ 28,500		$ 76,600
Consolidated properties
Subsequent Event [Line Items]
Number of properties disposed | property									9	9
Condominium Units | Foreclosure of Mezzanine Loans
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		75
Condominium Units | Foreclosure of Mezzanine Loans | Consolidated properties
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		75				75
Rental Unit | Foreclosure of Mezzanine Loans
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		21
Rental Unit | Foreclosure of Mezzanine Loans | Consolidated properties
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		21				21
Buildings | Foreclosure of Mezzanine Loans
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | building		4
Buildings | Foreclosure of Mezzanine Loans | Consolidated properties
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | building	4	4
Subsequent event
Subsequent Event [Line Items]
Real estate property purchase consideration				$ 118,800
Proceeds from disposition of properties				$ 115,500	$ 3,500
Subsequent event | CMBS
Subsequent Event [Line Items]
Net investments in debt securities					28,500
Subsequent event | Credit facilities | Barclays Bank PLC | Affiliated entity
Subsequent Event [Line Items]
Repurchase facilities in an aggregate amount			$ 122,300
Subsequent event | Foreclosure of Mezzanine Loans
Subsequent Event [Line Items]
Area of real estate property secured | ft²		164,000
Subsequent event | Broadly syndicated loans
Subsequent Event [Line Items]
Debt settled					$ 37,400
Subsequent event | Commercial Real Estate
Subsequent Event [Line Items]
Number of properties disposed | property					1
Real estate property purchase consideration					$ 3,700
Subsequent event | Condominium Units | Foreclosure of Mezzanine Loans | Consolidated properties
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | investment		75
Subsequent event | Rental Unit | Foreclosure of Mezzanine Loans | Consolidated properties
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | investment		21
Subsequent event | Buildings | Foreclosure of Mezzanine Loans
Subsequent Event [Line Items]
Number of real estate properties secured through foreclosure | building		4